SHARE CAPITAL AND OTHER RESERVES (Tables)	6 Months Ended
Jun. 30, 2026
SHARE CAPITAL AND OTHER RESERVES
Schedule of components of other reserves

	June 30,	December 31,
	2026	2025
Other reserve - Share options	$3,306,861	$3,288,098
Other reserve - Warrants	63,228	63,228
	$3,370,089	$3,351,326

Schedule of changes in share options

	2026		2025
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Outstanding, January 1,	2,946,666	$1.00	3,621,666	$1.01
Forfeited	—	—	(62,500)	0.77
Outstanding, June 30,	2,946,666	$0.99	3,559,166	$1.03

Schedule of information about share options outstanding and exercisable

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.51 - $1.00	2,530,002	2.26	2,473,752	$0.80
$2.01 - $2.50	416,664	4.43	416,664	2.11
	2,946,666	2.57	2,890,416	$0.99